Business Segment (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Business Segment Information
Operating revenues	$ 4,986,829		$ 5,019,943		$ 5,091,388
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,911,554		1,870,663		1,852,695
Selling, general and administrative expense	2,011,772		1,964,431		1,927,272
Adjusted OIBDA	1,063,503	[1]	1,184,849	[1]	1,311,421	[1]
Depreciation, amortization and accretion expense	755,649		744,247		745,795
Loss on impairment of intangible assets			14,000		414,376
(Gain) loss on asset disposals, net	11,763		18,758		18,331
Operating income (loss)	296,091		407,844		132,919
Equity in earnings of unconsolidated entities	98,074		90,732		89,812
Gain on investments and financial instruments					31,595
Investments in unconsolidated entities	197,922		203,799		205,768
Total assets	7,722,568		7,571,835		7,632,731
Capital expenditures	755,032		671,165		734,923
US Cellular Segment Member
Business Segment Information
Operating revenues	4,177,681		4,213,880		4,242,554
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	1,597,912		1,545,847		1,526,472
Selling, general and administrative expense	1,796,624		1,747,404		1,706,585
Adjusted OIBDA	783,145	[1]	920,629	[1]	1,009,497	[1]
Depreciation, amortization and accretion expense	570,955		564,935		572,649
Loss on impairment of intangible assets			14,000		386,653
(Gain) loss on asset disposals, net	10,717		16,169		17,413
Operating income (loss)	201,473		325,525		32,782
Equity in earnings of unconsolidated entities	97,318		96,800		91,981
Gain on investments and financial instruments					16,628
Investments in unconsolidated entities	160,847		161,481		156,637
Total assets	5,893,060		5,708,268		5,551,082
Capital expenditures	583,134		546,758		585,590
TDS Telecom ILEC Segment Member
Business Segment Information
Operating revenues	617,394		599,527		611,034
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	196,298		194,030		184,285
Selling, general and administrative expense	173,020		170,505		167,035
Adjusted OIBDA	248,076	[1]	234,992	[1]	259,714	[1]
Depreciation, amortization and accretion expense	149,375		142,913		134,935
(Gain) loss on asset disposals, net	769		1,949		466
Operating income (loss)	97,932		90,130		124,313
Equity in earnings of unconsolidated entities	13		17		22
Gain on investments and financial instruments					17,758
Investments in unconsolidated entities	3,806		3,660		6,517
Total assets	1,478,085		1,463,275		1,397,414
Capital expenditures	137,002		98,297		120,927
TDS Telecom CLEC Segment Member
Business Segment Information
Operating revenues	187,984		199,375		220,002
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	96,934		104,057		109,457
Selling, general and administrative expense	64,107		67,108		69,099
Adjusted OIBDA	26,943	[1]	28,210	[1]	41,446	[1]
Depreciation, amortization and accretion expense	24,679		24,403		23,431
(Gain) loss on asset disposals, net	362		452		391
Operating income (loss)	1,902		3,355		17,624
Total assets	123,762		125,508		127,673
Capital expenditures	20,303		22,240		19,832
TDS Telecom ILEC CLEC Eliminations Segment Member
Business Segment Information
Operating revenues	(9,536)		(9,050)		(6,754)
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(8,848)		(7,979)		(5,853)
Selling, general and administrative expense	(688)		(1,071)		(901)
TDS Telecom Segment Member
Business Segment Information
Operating revenues	795,842		789,852		824,282
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	284,384		290,108		287,889
Selling, general and administrative expense	236,439		236,542		235,233
Adjusted OIBDA	275,019	[1]	263,202	[1]	301,160	[1]
Depreciation, amortization and accretion expense	174,054		167,316		158,366
(Gain) loss on asset disposals, net	1,131		2,401		857
Operating income (loss)	99,834		93,485		141,937
Equity in earnings of unconsolidated entities	13		17		22
Gain on investments and financial instruments					17,758
Investments in unconsolidated entities	3,806		3,660		6,517
Total assets	1,601,847		1,588,783		1,525,087
Capital expenditures	157,305		120,537		140,759
Non Reportable Segment Member
Business Segment Information
Operating revenues	40,167	[2]	46,714	[2]	53,170	[2]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	31,019	[2]	36,573	[2]	40,381	[2]
Selling, general and administrative expense	6,307	[2]	7,126	[2]	9,251	[2]
Adjusted OIBDA	2,841	[1],[2]	3,015	[1],[2]	3,538	[1],[2]
Depreciation, amortization and accretion expense	1,888	[2]	2,542	[2]	2,909	[2]
(Gain) loss on asset disposals, net	(76)	[2]	100	[2]
Operating income (loss)	1,029	[2]	373	[2]	629	[2]
Total assets	22,709	[2]	24,372	[2]	26,733	[2]
Capital expenditures	1,029	[2]	346	[2]	1,362	[2]
Other Reconciling Items Segment Member
Business Segment Information
Operating revenues	(26,861)	[3]	(30,503)	[3]	(28,618)	[3]
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	(1,761)	[3]	(1,865)	[3]	(2,047)	[3]
Selling, general and administrative expense	(27,598)	[3]	(26,641)	[3]	(23,797)	[3]
Adjusted OIBDA	2,498	[1],[3]	(1,997)	[1],[3]	(2,774)	[1],[3]
Depreciation, amortization and accretion expense	8,752	[3]	9,454	[3]	11,871	[3]
Loss on impairment of intangible assets					27,723	[3]
(Gain) loss on asset disposals, net	(9)	[3]	88	[3]	61	[3]
Operating income (loss)	(6,245)	[3]	(11,539)	[3]	(42,429)	[3]
Equity in earnings of unconsolidated entities	743	[3]	(6,085)	[3]	(2,191)	[3]
Gain on investments and financial instruments					(2,791)	[3]
Investments in unconsolidated entities	33,269	[3]	38,658	[3]	42,614	[3]
Total assets	204,952	[3]	250,412	[3]	529,829	[3]
Capital expenditures	$ 13,564	[3]	$ 3,524	[3]	$ 7,212	[3]

[1]	Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.
[2]	Represents Suttle-Straus.
[3]	Consists of corporate operations, intercompany eliminations between U.S. Cellular, TDS Telecom, Suttle-Straus and corporate operations.